Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	€ 1,475
Share of results	20	€ 34
Closing balance	1,461		€ 1,475
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	1,475	€ 1,790	1,790
Additions	31		24
Revaluations	4		(3)
Share of results	23		66
Dividends received	(31)		(12)
Disposals	(6)		(12)
Impairments	(3)		(235)
Exchange rate differences	(45)		(144)
Other	13		0
Closing balance	€ 1,461		€ 1,475